Long-Term Debt - Carrying Values (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt	$ 470	$ 494
Surplus notes
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt	408	427
FHLBI bank loans
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Total long-term debt	$ 62	$ 67